UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM ABS-15G/A
ASSET-BACKED SECURITIZER
REPORT PURSUANT TO SECTION 15G OF
THE SECURITIES EXCHANGE ACT OF 1934

Check the appropriate box to indicate the filing obligation to which this form is intended to satisfy:

___ Rule 15Ga-1 under the Exchange Act (17 CFR 240.15Ga-1) for the reporting period _______ to _______.

Date of Report (Date of earliest event reported):
Commission File Number of securitizer:
Central Index Key Number of securitizer:

Name and telephone number, including area code, of the person to contact in connection with this filing.

Indicate by check mark whether the securitizer has no activity to report for the initial period pursuant to Rule 15Ga-1(c)(1) [ ]

Indicate by check mark whether the securitizer has no activity to report for the quarterly period pursuant to Rule 15Ga-1(c)(2)(i) [ ]

Indicate by check mark whether the securitizer has no activity to report for the annual period pursuant to Rule 15Ga-1(c)(2)(ii) [ ]

X Rule 15Ga-2 under the Exchange Act (17 CFR 240.15Ga-2)

Central Index Key Number of depositor: 0000807641

GS Mortgage-Backed Securities Trust 2020-INV1

(Exact name of issuing entity as specified in its charter)

Central Index Key Number of issuing entity:

Manju Madhavan, (212) 902-5268

Name and telephone number, including area code, of the person to contact in connection with this filing.

INFORMATION TO BE INCLUDED IN THE REPORT

Item 2.01.	Findings and Conclusions of a Third Party Due Diligence Report Obtained By the Issuer

The disclosures required by Rule 15Ga-2 (17 CFR 240.15Ga-2) are attached as Exhibits to this Form ABS-15G.  Please see the Exhibit Index for the related information.

EXPLANATORY NOTE

This Form ABS-15G/A amends the Form ABS-15G filed by GS Mortgage Securities Corp. on March 13, 2020 (the “Original Filing”) and is being filed solely to replace in their entirety the summaries and reports attached to the Original Filing as Exhibits 99.1 – 99.3.  Such summaries and reports are hereby replaced in their entirety by the summaries and reports filed as Exhibits 99.1 – 99.3 to this Form ABS-15G/A.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the reporting entity has duly caused this report to be signed on its behalf by the undersigned hereunto duly authorized.

Dated: June 12, 2020

GS Mortgage Securities Corp. (Depositor)

By:	/s/ Manju Madhavan
Name: Manju Madhavan
Title: President

EXHIBIT INDEX

Exhibit Number

99.1	Disclosures required by Rule 15Ga-2 for AMC Diligence, LLC

Schedule 1 - Form ABS Due Diligence-15E
Schedule 2 - Rating Agency Grades
Schedule 3 - Exception Grades
Schedule 4 - Valuation Report
Schedule 5 - Supplemental Data
Schedule 6 - ASF
Schedule 7 - ASF Addendum - Business Purpose
Schedule 8 - Data Compare

99.2	Disclosures required by Rule 15Ga-2 for Opus Capital Markets Consultants, LLC

Schedule 1 - Executive Narrative
Schedule 2 - Agency Grading Report
Schedule 3 - ASF Report
Schedule 4 - Valuation Report
Schedule 5 - ATR Report
Schedule 6 - Data Compare
Schedule 7 - Exception Report

99.3	Disclosures required by Rule 15Ga-2 for Digital Risk, LLC

Schedule 1 - Executive Summary
Schedule 2 - Rating Agency Report
Schedule 3 - Exception Detail Report
Schedule 4 - Exception Detail Supplemental Report
Schedule 5 - Valuation Report
Schedule 6 - ASF Report
Schedule 7 - AUS Report
Schedule 8 - Data Integrity Report